Cover Cover	Apr. 29, 2021	Apr. 26, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name		HOMESTREET, INC.
Entity Incorporation, State or Country Code		WA
Entity File Number		001-35424
Entity Tax Identification Number		91-0186600
Entity Address, Address Line One		601 Union Street
Entity Address, Address Line Two		Ste. 2000
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98101
City Area Code		206
Local Phone Number		623-3050
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, No Par Value
Trading Symbol		HMST
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001518715
Amendment Flag		false